UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT 59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Arthur P. Sims
Title:		President
Phone:		800-634-5526

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]               [Date]

         Arthur P. Sims              Great Falls, Montana        Sept. 30, 2004

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors


FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             43

Form 13F Information Table Value Total:    $19,878,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 441      5596     SH       SOLE                 5596
ALBERTSONS INC.                COM              013104104 392      16065    SH       SOLE                 16065
ALTRIA GROUP INC               COM              02209S103 292      6105     SH       SOLE                 6105
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 218      4370     SH       SOLE                 4370
BANK OF AMERICA CORP           COM              060505104 462      10432    SH       SOLE                 10432
BAXTER INTERNATIONAL CORP.     COM              071813109 221      6858     SH       SOLE                 6858
BOEING COMPANY                 COM              097023105 227      4365     SH       SOLE                 4365
BP PLC ADS                     COM              055622104 403      7024     SH       SOLE                 7024
CENDANT CORP                   COM              151313103 289      12715    SH       SOLE                 12715
CHEVRONTEXACO CORP             COM              166764100 684      12710    SH       SOLE                 12710
CITIGROUP INC                  COM              172967101 213      4803     SH       SOLE                 4803
COCA-COLA CO                   COM              191216100 236      5800     SH       SOLE                 5800
COOPER INDUSTRIES LTD CL A     COM              G24182100 246      3960     SH       SOLE                 3960
DISNEY WALT PRODUCTIONS        COM              254687106 290      12337    SH       SOLE                 12337
DOW CHEMICAL                   COM              260543103 325      7200     SH       SOLE                 7200
DUPONT E I DE NEMOURS & COMPAN COM              263534109 213      4950     SH       SOLE                 4950
EASTMAN KODAK COMPANY          COM              277461109 244      7295     SH       SOLE                 7295
EXELON CORPORATION             COM              30161N101 204      5500     SH       SOLE                 5500
EXXON MOBIL CORPORATION        COM              30231G102 2606     53279    SH       SOLE                 53279
GENERAL ELECTRIC COMPANY       COM              369604103 3909     114585   SH       SOLE                 114585
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 406      13552    SH       SOLE                 13552
INTEL CORP                     COM              458140100 296      14060    SH       SOLE                 14060
JOHNSON & JOHNSON              COM              478160104 464      8129     SH       SOLE                 8129
MATTEL INC                     COM              577081102 201      11005    SH       SOLE                 11005
MERCK & COMPANY, INC.          COM              589331107 294      8615     SH       SOLE                 8615
MGIC INVESTMENT CORP           COM              552848103 224      3365     SH       SOLE                 3365
MICRON TECHNOLOGY INC          COM              595112103 189      15260    SH       SOLE                 15260
MICROSOFT CORP.                COM              594918104 276      9835     SH       SOLE                 9835
MOTOROLA INC                   COM              620076109 333      17565    SH       SOLE                 17565
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 270      10840    SH       SOLE                 10840
PFIZER INC.                    COM              717081103 517      16549    SH       SOLE                 16549
ROYAL DUTCH PETROLEUM CO       COM              780257804 268      5200     SH       SOLE                 5200
SBC COMMUNICATIONS             COM              78387G103 365      13572    SH       SOLE                 13572
SUN LIFE FINANCIAL INC         COM              866796105 387      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 253      5425     SH       SOLE                 5425
TIMKEN CO.                     COM              887389104 220      8540     SH       SOLE                 8540
UNITED TECHNOLOGIES CORPORATIO COM              913017109 308      3265     SH       SOLE                 3265
UST INC                        COM              902911106 217      5350     SH       SOLE                 5350
VERIZON COMMUNICATIONS         COM              92343V104 454      11136    SH       SOLE                 11136
VIACOM INC CL B                COM              925524308 219      6190     SH       SOLE                 6190
WASHINGTON MUTUAL INC          COM              939322103 233      5866     SH       SOLE                 5866
WELLS FARGO & CO (NEW)         COM              949746101 1091     18069    SH       SOLE                 18069
XEROX CORPORATION              COM              984121103 278      19410    SH       SOLE                 19410